SHARE-BASED COMPENSATION (Narrative) (Details) - USD ($) $ in Thousands	3 Months Ended	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2020
Number of unvested options		3,998,335
Unrecognized compensation cost		$ 14,585
Weighted-average period		1 year 1 month 6 days
Number of Anti-diluted shares outstandings	7,496,742	8,469,253
Restricted Stock Units (RSUs) [Member]
Number of unvested options		1,007,700
Unrecognized compensation cost		$ 8,400
Weighted-average period		1 year 1 month 6 days
2019 Stock Option Plan [Member] | Options restricted shares units [Member]
Contractual term		10 years
Shares available for future issuance		343,236
Vesting period		4 years